COMMITMENTS - Contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingencies line items
Principal repayments on loan facility	$ 463,920	$ 182,000	$ 554,296	$ 666,492
Decommissioning and restoration provision	21,239		18,947	18,436
Lease obligations	15,087		839
Purchase commitments	7,644
Short-term lease commitments	233
Total	570,062
1 year
Contingencies line items
Decommissioning and restoration provision	53
Lease obligations	6,549		277
Purchase commitments	7,644
Short-term lease commitments	233
Total	99,669
2-3 years
Contingencies line items
Decommissioning and restoration provision	119
Lease obligations	6,689		527
Total	447,477
4-5 years
Contingencies line items
Lease obligations	1,849		35
Total	1,849
More than 5 years
Contingencies line items
Decommissioning and restoration provision	21,067
Total	21,067
Loan facility
Contingencies line items
Principal repayments on loan facility	382,000
Interest payments on loan facility	38,243
Loan facility | 1 year
Contingencies line items
Principal repayments on loan facility	66,667
Interest payments on loan facility	16,273
Loan facility | 2-3 years
Contingencies line items
Principal repayments on loan facility	315,333
Interest payments on loan facility	21,970
Revolving facility
Contingencies line items
Principal repayments on loan facility	178,439		225,363
Convertible notes
Contingencies line items
Principal repayments on loan facility	87,718		$ 82,150	$ 76,582
Repayment of convertible notes	105,616
Convertible notes | 1 year
Contingencies line items
Repayment of convertible notes	2,250
Convertible notes | 2-3 years
Contingencies line items
Repayment of convertible notes	$ 103,366